Annual Total Returns - Fidelity® Series International Value Fund [BarChart] - 10.31 Fidelity Series International Funds Series Combo PRO-14 - Fidelity® Series International Value Fund - Fidelity Series International Value Fund-Default
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(16.48%)
Annual Return 2012	20.19%
Annual Return 2013	22.51%
Annual Return 2014	(7.48%)
Annual Return 2015	1.05%
Annual Return 2016	(1.57%)
Annual Return 2017	20.43%
Annual Return 2018	(16.35%)
Annual Return 2019	19.83%
Annual Return 2020	4.89%